Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of effect of derivatives in our consolidated statements of operations
The effect of derivatives in our consolidated statements of operations is shown in the tables below:

	Gain (loss) recognized in OCI			Gain (loss) reclassified from AOCI into income
	Year ended December 31,				Year ended December 31,
Derivatives designated as cash flow hedges	2014	2013	2012	Location	2014	2013	2012
	(in millions)				(in millions)
Foreign exchange contracts	$—	$3.0	$7.2	Other operating—net	$2.8	$—	$—

	Gain (loss) recognized in income
		Year ended December 31,
	Location	2014	2013	2012
		(in millions)
Foreign exchange contracts	Other operating—net(1)	$—	$(1.8)	$1.8

	Gain (loss) recognized in income
		Year ended December 31,
Derivatives not designated as hedges	Location	2014	2013	2012
		(in millions)
Natural gas derivatives	Cost of sales	$(79.5)	$52.9	$66.5
Foreign exchange contracts	Other operating—net	(43.6)	14.8	6.3
		$(123.1)	$67.7	$72.8

	Gain (loss) in income
	Year ended December 31,
All Derivatives	2014	2013	2012
	(in millions)
Unrealized gains (losses)
Derivatives not designated as hedges	$(123.1)	$67.7	$72.8
Cash flow hedge ineffectiveness	—	(1.8)	1.8
Total unrealized gains (losses)	(123.1)	65.9	74.6
Realized gains (losses)	64.2	1.8	(144.4)
Net derivative gains (losses)	$(58.9)	$67.7	$(69.8)
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(1)	For derivatives designated as cash flow hedges, the amount reported as gain (loss) recognized in income represents the amount excluded from hedge effectiveness.

Schedule of fair values of derivatives in our consolidated balance sheet
The fair values of derivatives on our consolidated balance sheets are shown below. As of December 31, 2014 and 2013, none of our derivative instruments were designated as hedging instruments. For additional information on derivative fair values, see Note 11—Fair Value Measurements.

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	December 31,		Balance Sheet Location	December 31,
		2014	2013		2014	2013
		(in millions)			(in millions)
Derivatives not designated as hedging instruments
Foreign exchange contracts	Other current assets	$—	$27.3	Other current liabilities	$(22.4)	$—
Foreign exchange contracts	Other noncurrent assets	—	1.6	Other noncurrent liabilities	—	—
Natural gas derivatives	Other current assets	0.5	45.4	Other current liabilities	(26.0)	(0.2)
Natural gas derivatives	Other noncurrent assets	—	—	Other noncurrent liabilities	—	—
Total derivatives		$0.5	$74.3		$(48.4)	$(0.2)

Current / Noncurrent totals
	Other current assets	$0.5	$72.7	Other current liabilities	$(48.4)	$(0.2)
	Other noncurrent assets	—	1.6	Other noncurrent liabilities	—	—
Total derivatives		$0.5	$74.3		$(48.4)	$(0.2)

Schedule of amounts relevant to offsetting of derivative assets and liabilities
The following table presents amounts relevant to offsetting of our derivative assets and liabilities as of December 31, 2014 and 2013:

	Amounts presented in consolidated balance sheets(1)	Gross amounts not offset in consolidated balance sheets
		Financial instruments	Cash collateral received (pledged)	Net amount
	(in millions)
December 31, 2014
Total derivative assets	$0.5	$0.5	$—	$—
Total derivative liabilities	48.4	0.5	—	47.9
Net liabilities	$(47.9)	$—	$—	$(47.9)
December 31, 2013
Total derivative assets	$74.3	$0.2	$—	$74.1
Total derivative liabilities	—	—	—	—
Net assets	$74.3	$0.2	$—	$74.1
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(1)
We report the fair values of our derivative assets and liabilities on a gross basis on our consolidated balance sheets. As a result, the gross amounts recognized and net amounts presented are the same.